Right-of-use asset and lease liability (Tables)	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Disclosure of movement in the right-of-use asset related to corporate office space lease agreement [Table Text Block]
December 31, 2019
$
Balance, beginning of year	-
Recognition of office space lease agreement entered into during the year	624
Depreciation expense	(35)
Balance, end of year	589

Disclosure of movement in the lease liability related to corporate office space lease agreement [Table Text Block]
December 31, 2019
$
Balance, beginning of year	-
Recognition of office space lease agreement entered into during the year	624
Lease payments made during the year	(39)
Interest expense	12
Total lease liability	597
Less: current lease liability	(83)

Total non-current lease liability	514